Financial Liabilities (Non-Current and Current) (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Telecom Italia S.p.A. 750 million euros 3.6250% maturing 01/19/2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	2.50%
Bonds maturity date	Jul. 19, 2023
Telecom Italia S.p.A. 1,000 million euros 3.6250% maturing 05/25/2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	2.375%
Bonds maturity date	Oct. 12, 2027
Telecom italia s.P.a. 5.125% 663 MILLION EUROS [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	7.00%
Bonds buybacks value		€ 455
Telecom Italia S.p.A. 8.250% 708 million euros [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	4.50%
Bonds buybacks value		€ 372
Telecom italia s.p.a. Euribor 3m + 0.79% 400 million euros [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	7.375%